LIABILITY SETTLEMENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
LIABILITY SETTLEMENTS

On May 5, 2009, QuantRx and FluoroPharma reorganized their relationship by terminating their investment agreement and related agreements. The termination of these agreements, which were originally executed on March 10, 2006, allowed FluoroPharma to close an equity financing with third party investors. In conjunction with the termination of these agreements and the additional investment in FluoroPharma, QuantRx agreed to convert all outstanding receivables from FluoroPharma, consisting of previously issued notes and related accrued interest and advances in the aggregate amount of $1,568,567 ($1,536,767 of which was outstanding at December 31, 2008), into 1,148,275 shares of Class A common stock (fair value of $287,069). The fair value per share ($0.25) ascribed in these transactions was the same fair value ascribed to the shares of class B common stock issued to accredited investors for cash (see note 10). In addition, warrants to purchase 284,278 shares of common stock were granted to QuantRx. The warrants have an exercise price of $1.50 and a term of ten years. In connection with this settlement, FluoroPharma recognized a gain on debt settlement of $1,281,498. QuantRx was considered a related party.

In connection with these agreements, FluoroPharma settled $112,000 in outstanding advances from an executive and stockholder of the Company for 406,030 shares of Class A common stock (fair value of $101,508). In connection with this settlement, FluoroPharma recognized a gain on debt settlement of $10,493.

In the second quarter of 2009, FluoroPharma settled $84,315 in outstanding payables with a company which is a stockholder of FluoroPharma and whose managing partner is related to an executive of FluoroPharma with the issuance of 337,260 shares of FluoroPharma Class A common stock (fair value of $84,315).

In the second quarter of 2009, FluoroPharma settled $36,500 in outstanding payables and accruals with a member of the Board of Directors of the Company for $10,000 and options to purchase 90,000 shares of FluoroPharma Class A common stock (fair value of $17,397). In connection with this settlement, FluoroPharma recognized a gain on debt settlement of $9,103.

In the second quarter of 2009, FluoroPharma settled a $50,000 outstanding payable with a former executive of the Company for $20,000. FluoroPharma recognized a gain on debt settlement of $30,000.

In the second quarter of 2009, FluoroPharma settled outstanding accounts payables aggregating $57,557 with the payment of $10,000, the issuance of 39,114 shares of Class A common stock (fair value of $19,557) and the issuance of options to purchase 5,000 shares of FluoroPharma Class A common stock (fair value of $967). In connection with these settlements, FluoroPharma recognized an aggregate gain on debt settlement of $27,033.

The aggregate gain on these liability settlements was $1,358,127 or $0.20 per share (basic and diluted).